Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Statement of Compliance
a.	Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2023 (the “Annual Financial Statements”).

These condensed consolidated interim financial statements as at and for the six months ended June 30, 2024, were authorized for issuance by the Company’s Audit Committee on September 30, 2024.

Material accounting policies, amendments to standards and interpretations not yet adopted
b.	Material accounting policies, amendments to standards and interpretations not yet adopted:

Except as described below, the accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its Annual Financial Statements.

Presented hereunder is a description of the changes in accounting policies not yet adopted and their expected effect on the financial statements.

IFRS 18, Presentation and Disclosure in Financial Statements:

This standard replaces IAS 1, Presentation of Financial Statements. The purpose of the standard is to provide improved structure and content to the financial statements, particularly the income statement.

The standard includes new disclosure and presentation requirements that were taken from IAS 1, Presentation of Financial Statements, with small changes.

As part of the new disclosure requirements, companies will be required to present two subtotals in the income statement: operating profit and profit before financing and taxes. Furthermore, for most companies, the results in the income statements will be classified into three categories: operating profit, profit from investments and profit from financing.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (non-GAAP measures).

Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes. The standard will encourage companies to avoid classifying items as ‘other’ (for example, other expenses), and using this classification will lead to additional disclosure requirements.

The standard is effective from annual reporting periods beginning on or after January 1, 2027, with earlier application being permitted. The Group is examining the effects of the standard on its financial statements with no plans for early adoption.

Use of estimates and judgments
c.	Use of Estimates and Judgments

The preparation of financial statements in conformity with International Financial Reporting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the Annual Financial Statements.